Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventories consisted of the following:

	June 30 2024	December 31 2023
Commercial aircraft programs	$74,544	$68,683
Long-term contracts in progress	370	686
Capitalized precontract costs(1)	941	946
Commercial spare parts, used aircraft, general stock materials and other	9,806	9,426

Total	$85,661	$79,741

(1)	Capitalized precontract costs at June 30, 2024 and December 31, 2023, included amounts related to T-7A Red Hawk Production Options, Commercial Crew, and KC-46A Tanker. See Note 10.

Inventories at December 31 consisted of the following:

	2023	2022
Commercial aircraft programs	$68,683	$67,702
Long-term contracts in progress	686	582
Capitalized precontract costs(1)	946	794
Commercial spare parts, used aircraft, general stock materials and other	9,426	9,073

Total	$79,741	$78,151

(1)	Capitalized precontract costs at December 31, 2023 and 2022 includes amounts related to KC-46A Tanker, Commercial Crew, and T-7A Red Hawk Production Options. See Note 13.